Quarterly Financial Data (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 25,403	$ 24,866	$ 24,612	$ 24,445	$ 24,096	$ 24,255	$ 24,625	$ 24,332	$ 99,326	$ 97,308	$ 97,695
Interest expense	2,074	1,999	2,013	2,110	2,262	2,477	2,655	2,716	8,196	10,110	14,696
Net interest income	23,329	22,867	22,599	22,335	21,834	21,778	21,970	21,616	91,130	87,198	82,999
Provision for loan losses	1,575	1,200	1,800	2,300	2,150	2,500	2,950	2,500	6,875	10,100	20,592
Noninterest income	7,965	7,516	7,334	7,375	7,805	7,148	7,460	7,441	30,190	29,854	30,452
Net gains (loss) on sales/calls of securities	643	0	(9)	30	92	(37)	12	984	664	1,051	350
Noninterest expense	22,737	22,443	22,360	22,329	22,486	23,053	22,674	22,931	89,869	91,144	94,014
Provision (benefit) for federal income taxes	2,091	2,064	1,725	1,436	1,547	1,381	1,044	942	7,316	4,914	(1,444)
Net income	$ 4,891	$ 4,676	$ 4,048	$ 3,645	$ 3,456	$ 1,992	$ 2,762	$ 2,684	$ 17,260	$ 10,894	$ 289
Earnings per share, basic (in dollars per share)	$ 0.34	$ 0.33	$ 0.28	$ 0.26	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 1.21	$ 0.77	$ 0.02
Earnings per share, diluted (in dollars per share)	$ 0.34	$ 0.32	$ 0.28	$ 0.26	$ 0.24	$ 0.14	$ 0.19	$ 0.19	$ 1.20	$ 0.77	$ 0.02